ESTIMATION OF FAIR VALUE - Sensitivity analysis (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Weighted average cost of capital, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
+100 bps	$ (927,375)	$ (864,845)
-100 bps	1,416,415	1,316,441
Growth rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
+100 bps	888,065	785,847
-100 bps	$ (617,439)	$ (552,066)